Earnings per share	12 Months Ended
Dec. 31, 2019
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Earnings per share
9. Earnings per share

Basic EPS

The calculation of basic EPS is as follows:

Continuing operations	2019		2018	2017
Earnings 1 (£ million)	627.9		936.5	1,579.5
Weighted average shares used in basic EPS calculation (million)	1,250.0		1,247.8	1,261.1
EPS	50.2p		75.1p	125.2p

Discontinued operations	2019		2018	2017
Earnings 1 (£ million)	(3.8)		126.4	237.1
Weighted average shares used in basic EPS calculation (million)	1,250.0		1,247.8	1,261.1
EPS	(0.3p	)	10.1p	18.8p

Continued and discontinued operations	2019		2018	2017
Earnings 1 (£ million)	624.1		1,062.9	1,816.6
Weighted average shares used in basic EPS calculation (million)	1,250.0		1,247.8	1,261.1
EPS	49.9p		85.2p	144.0p

Note
1	Earnings is equivalent to profit for the year attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted reported and diluted EPS is as follows:

Continuing operations	2019		2018	2017
Diluted earnings (£ million)	627.9		936.5	1,579.5
Weighted average shares used in diluted EPS calculation (million)	1,260.6		1,261.2	1,275.8
Diluted EPS	49.8p		74.3p	123.8p

Discontinued operations	2019		2018	2017
Diluted earnings (£ million)	(3.8)		126.4	237.1
Weighted average shares used in diluted EPS calculation (million)	1,260.6		1,261.2	1,275.8
Diluted EPS	(0.3p	)	10.0p	18.6p

Continued and discontinued operations	2019		2018	2017
Diluted earnings (£ million)	624.1		1,062.9	1,816.6
Weighted average shares used in diluted EPS calculation (million)	1,260.6		1,261.2	1,275.8
Diluted EPS	49.5p		84.3p	142.4p

Diluted EPS has been calculated based on the diluted earnings amounts above. At 31 December 2019, options to purchase 19.3 million ordinary shares (2018: 16.9 million, 2017: 8.2 million) were outstanding, but were excluded from the computation of diluted earnings per share because the exercise prices of these options were greater than the average market price of the Group’s shares and, therefore, their inclusion would have been accretive.

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2019 m	2018 m	2017 m
Average shares used in basic EPS calculation	1,250.0	1,247.8	1,261.1
Dilutive share options outstanding	0.3	1.6	1.8
Other potentially issuable shares	10.3	11.8	12.9
Shares used in diluted EPS calculation	1,260.6	1,261.2	1,275.8

At 31 December 2019 there were 1,328,167,813 (2018: 1,332,678,227, 2017: 1,332,511,552) ordinary shares in issue, including treasury shares of 70,787,730 (2018: 70,854,553, 2017: 62,578,938).